Earnings Per Share - Summary of Outstanding Potentially Dilutive Securities Excluded from Calculation of Diluted Net Income per Common Stockholder (Parenthetical) (Details) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares		24,500,541	7,769,530
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares	[1]	5,432,237	0
Warrants Held in Escrow
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares		551,096

[1]	Of the 5,432,237 Private Placement Warrants, 551,096 warrants are held in escrow subject to earn-out targets.